Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$ (62,583)	$ (3,379)
Numerator for basic net loss per share calculation	$ (62,583)	$ (3,379)
Denominator:
Weighted average number of ordinary shares (in Shares)	93,663,300	81,374,609
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic (in Dollars per share)	$ (0.67)	$ (0.04)